Note 5 - Other Operating Expenses	12 Months Ended
Dec. 31, 2025
Other Operating Expenses [abstract]
Other Operating Expenses

Note 5 — Other Operating Expenses

The table below presents the components of other operating expenses (in thousands):

	Year Ended December 31,
	2023	2024	2025
Hosting	$(10,161)	$(12,360)	$(13,572)
Audit, legal and other advisory services	(8,669)	(7,687)	(6,171)
Software license fees	(3,357)	(4,026)	(3,418)
Rent and other office expenses	(2,700)	(2,305)	(2,295)
Travel	(1,848)	(1,959)	(1,978)
Other expenses	(4,106)	(3,338)	(3,856)
Total other operating expenses	$(30,842)	$(31,674)	$(31,291)